AFL-CIO
AFL-CIO HOUSING INVESTMENT TRUST                                  HOUSING [LOGO]
PERFORMANCE                                                    INVESTMENT
as of June 30, 2006                                                 TRUST
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The Trust seeks to provide competitive risk-adjusted returns relative to its benchmark, the Lehman Brothers Aggregate Bond Index by investing in assets that provide premium income, while maintaining a portfolio risk profile comparable to its benchmark. This combination of investment and risk management has enabled the Trust to compile a successful record of performance and to attract additional funds to manage from both new and current participants.

The performance data shown on this website represents past performance and does not mean that the Trust will achieve similar results in the future. The investment return and principal value of an investment in the Trust will fluctuate so that an investor's shares, when redeemed, may be worth more or less than its original cost. A Prospectus containing more complete information may be downloaded from this web site or obtained from the Trust by contacting the Marketing and Investor Relations Department at 202-331-8055. The Prospectus sets forth information about the Trust that an investor should read carefully before investing.

NET ASSET GROWTH

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                          June 30, 1996 - June 30, 2006

                                     HIT Net Asset Value
                                           (In Billions)

                         Jun-96                     1.26
                         Jun-97                     1.48
                         Jun-98                     1.85
                         Jun-99                     2.10
                         Jun-00                     2.26
                         Jun-01                     2.58
                         Jun-02                     2.96
                         Jun-03                     3.57
                         Jun-04                     3.59
                         Jun-05                     3.59
                         Jun-06                     3.44

o The Trust is a fixed-income fund in which historically the main component of the Trust's performance is interest income on investments. Apart from deducting operating expenses, all Trust income is distributed monthly to Participants.

o Average net assets increased by approximately 12.1% for the period June 30, 1996 to June 30, 2006.

o Approximately 86% of distributions are automatically reinvested by the Trust's Participants.

ANNUALIZED RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         For Periods Ended June 30, 2006

                                      1 Year      3 Year      5 Year     10 Year
HIT Net Return                        -0.78%       2.01%       5.22%      6.51%
Lehman Aggregate Bond Index           -0.81%       2.05%       4.97%      6.22%

(1) Returns shown reflect the net return of an investment for the specified periods (after the deduction of the Trust's expenses). The HIT does not assess a sales charge (load) on the purchase of Units of participation ("Units") in the Trust, any fee on the sale or redemption of Units, or any other exchange fee or account fee. Participants pay only for the actual administrative expenses of operating the Trust.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is not available for direct investment. Its returns would be lower if they reflected the expenses associated with active management of an actual portfolio.

The performance data provided represents past performance. Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value and yield to fluctuate so that a Participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A Prospectus containing more complete information may be obtained from the HIT by calling the Marketing Department at 202-331-8055, or by viewing the above-referenced link. The prospectus should be viewed carefully before investing.

VALUE GROWTH OF $50,000 INVESTED

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         For Period Ending June 30, 2006

                         Lehman Aggregate Bond Index          HIT Net
           Jun-96                             50,000           50,000
           Jun-97                             54,075           54,888
           Jun-98                             59,775           60,655
           Jun-99                             61,656           62,633
           Jun-00                             64,470           65,487
           Jun-01                             71,709           72,848
           Jun-02                             77,896           80,303
           Jun-03                             85,997           88,505
           Jun-04                             86,272           88,481
           Jun-05                             92,140           94,683
           Jun-06                             91,302           93,938

The chart shows the comparative value growth of $50,000 invested in the Trust (minimum initial investment) and its benchmark (theoretical values) over the course of ten years, assuming the reinvestment of all distributions.

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            June 30, 2006 - Includes Funded and Unfunded Commitments

Construction and Permanent Mortgages                              3.17%
Multifamily Construction Mortgage-Backed Securities              11.52%
Multifamily Permanent Mortgage-Backed Securities                 47.74%
Cash and Cash Equivalents                                         0.42%
Short Term Intermediate Securities                                0.00%
US Treasury Securities                                            0.00%
Commercial MBS                                                    1.89%
Government Sponsored Enterprise Securities                        2.91%
Single Family Mortgage-Backed Securities                         32.03%
State Housing Finance Agency Securities                           0.32%
                                                                ------
                                                                100.00%

o Multifamily Construction Mortgage-Backed Securities: The Trust invests in fixed-income securities that finance the construction of multifamily properties. These securities generally have credit enhancements from FHA, Ginnie Mae (GNMA), or a letter of credit or repurchase guarantee from an entity rated "A" or better by Standard and Poor's. These securities generally fund over 12-24 months and upon completion of construction, a permanent security is issued. These securities typically generate yields above U.S. Treasury investments with comparable average lives and generally have significant prepayment protections.

o Multifamily Permanent Mortgage-Backed Securities: The Trust invests in securities that are either backed by permanent loans for multifamily properties or by loans for existing single family homes. These FHA, GNMA, Fannie Mae, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury investments with comparable average lives. Additionally, multifamily mortgage-backed securities generally have significant prepayment protections.

o State Housing Finance Agency Securities: The Trust invests in securities that are guaranteed or insured by a state or local housing finance agency ("A" rated or better or top tier by Standard and Poor's) and are backed by both construction and permanent loans for multifamily properties.

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o Single Family Mortgage-Backed Securities: The Trust invests in securities that pool individual mortgages from single family homes. The interest and principal cash flows are passed through to the investor of the MBS net of any servicing fees. These Fannie Mae, GNMA, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury bonds. There is no prepayment protection on these securities meaning payments could be more than the scheduled amount.

o Construction and Permanent Mortgages: The Trust invests in loans used to finance the purchase, refinance or construction of a property.
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